Financial liabilities - Summary of Asset Pledged as Collateral (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Disclosure of financial liabilities [abstract]
Property, plant and equipment	¥ 754,132	¥ 644,368	¥ 641,465
Other assets	3,278,448	2,010,548	1,936,680
Total	¥ 4,032,580	¥ 2,654,916	¥ 2,578,145